Non-controlling interests - Schedule of ownership interests in subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Ownership interests in subsidiaries
Net income attributable to Vipshop Holdings Limited's shareholders	¥ 6,298,816	$ 913,243	¥ 4,681,073	¥ 5,906,957
(Decrease)increase in the Company's additional paid-in capital in relation to the acquisition of additional equity interests in subsidiaries	2,453		(18,050)	(21,314)
Increase in the Company's additional paid-in capital in relation to contribution to its subsidiary	0		0	703
Capital contributions from non-controlling interests	6,761		150,471	43,148
Net transfers from non-controlling interests	9,214		132,421	22,537
Changes to net income attributable to Vipshop Holdings Limited's shareholders, transfers from non-controlling interests	¥ 6,308,030		¥ 4,813,494	¥ 5,929,494